CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Current Assets
Cash	$ 91,177	$ 51,551	$ 17,548
Accounts receivable	652,283	79,020	0
Advances to suppliers	5,066,081	8,648,546	0
Inventories	7,422,951	4,310,519	0
Copyrights, net	8,295,865	6,609,260	0
Other receivables and current assets	3,580,081	3,400,963	0
Total current assets	25,108,438	23,099,859	17,548
Investment in equity investees, net	3,255,252	3,275,929	0
Contingent receivable	608,914	608,914	(0)
Capital assets, net	678,489	693,192	0
Intangible assets, net	1,417,548	1,530,000	0
Goodwill	21,552,596	21,552,596	0
Right-of-use assets, net	63,180	78,638	0
Total Assets	52,684,417	50,839,128	17,548
Current Liabilities
Accounts payable	611,677	601,671	0
Wages payable	361,385	304,509	23,163
Short-term debt	2,201,140	2,218,050	0
Interest payable	120,603	106,268	0
Due to related parties	2,470,867	3,819,200	592,739
Deferred revenue	4,346,200	2,547,180	0
Acquisition liabilities	36,931,000	36,931,000	0
Taxes payable	1,459,420	222,766	0
Lease liabilities	69,320	84,663	0
Other payables	545,347	4,331,023	0
Total current liabilities	49,116,959	51,166,330	615,902
Total liabilities	49,116,959	51,166,330	615,902
Stockholders' Equity (Deficit)
Common stock, par value $0.001, 600,000,000 shares authorized, 284,280,000 and 284,280,000 shares issued and outstanding as of May 31, 2020 and February 29, 2020, respectively	284,280	284,280	105,000
Additional paid-in capital	6,896,216	3,681,379	1,634,576
Subscription receivables and shares issuable, net	(311,345)	(446,025)	0
Accumulated deficit	(2,924,933)	(3,844,738)	(2,337,167)
Accumulated other comprehensive loss	(236,173)	(2,098)	(763)
Total stockholders' equity (deficit) attributable to the Company	3,708,045	(327,202)	(598,354)
Noncontrolling interests	(140,587)	0	0
Total shareholders' equity (deficit)	3,567,458	(327,202)	(598,354)
Total Liabilities and Stockholders' Equity	$ 52,684,417	$ 50,839,128	$ 17,548